PROPERTY, PLANT AND EQUIPMENT - Valuation Technique (Details) - Property, plant and equipment - Recurring fair value measurement - Discounted cash flow model	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Utilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple	20
Investment Horizon		10 years
Utilities | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple		7
Investment Horizon	10 years
Utilities | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple		23
Investment Horizon	20 years
Transport
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Investment Horizon	10 years	10 years
Transport | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple	9	9
Transport | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple	15	14
Midstream
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple	10	10
Midstream | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Investment Horizon	5 years	5 years
Midstream | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Investment Horizon	10 years	10 years
Interest rate, measurement input | Utilities | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.07	0.07
Interest rate, measurement input | Utilities | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.11	0.14
Interest rate, measurement input | Transport | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.07	0.07
Interest rate, measurement input | Transport | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.14	0.13
Interest rate, measurement input | Midstream
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.15	0.15